Fair Value Measurements - Changes in fair value of Level 3 (Details) - Fair value inputs level 3 - Warrants - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements
Beginning balance, fair value	$ 29,244
Initial measurement at the Closing Date		$ 83,556
Change in fair value	4,178	(54,312)
Ending balance, fair value	$ 33,422	$ 29,244